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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended June 30, 2008

               (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
Name of Institutional Investment Manager

Hemenway & Barnes, LLP  60 State Street Boston   MA    02109
Business Address        (Street)        (City) (State) (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

      Intentional misstatements or omissions of facts constitute Federal
                             Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2008.


                                        Lawrence T. Perera
                                        ----------------------------------------
                                        (Name of Institutional
                                        Investment Manager)

                                        ----------------------------------------
                                        (Manual Signature of Person
                                        Duly Authorized
                                        to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:            Name:             13F File No.:
---------------------------- ------------- ---------------------------- -------------
1. Brian C. Broderick (12)*    28-11136    6. Michael J. Puzo (25)*       28-06165
2. John M. Cornish             28-5362     7. Kurt F. Somerville (32)*    28-10379
3. Fiduciary Trust Company     28-471      8. Welch & Forbes, Inc.        28-262
4. Marion Fremont-Smith        28-2724     9.
5. Stephen W. Kidder (35)*     28-11134    10.

* Refers to manager number on attached detail in Item 7.

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                         CUSIP     FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS NUMBER       VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ABB LTD                   SPONSORED ADR  000375204    437544     15450           XX                 3600
                                                                                 XX      12         1700
                                                                                 XX      32         5700
                                                                                 XX      35         1000
                                                                                 XX   12,32         3450
A F L A C INC             COMMON STOCK   001055102    376800      6000           XX                 1850
                                                                                 XX      12         1450
                                                                                 XX      32         1000
                                                                                 XX   12,32         1700
ABBOTT LABS               COMMON STOCK   002824100    312841      5906           XX                 4600
                                                                                 XX      12          906
                                                                                 XX   12,32          400
APTARGROUP INC            COMMON STOCK   038336103    969297     23106           XX                13270
                                                                                 XX      12         2076
                                                                                 XX      32          360
                                                                                 XX      35         3400
                                                                                 XX   12,32         4000
AUTOMATIC DATA            COMMON STOCK   053015103    290409      6931           XX                 5800
PROCESSING                                                                       XX      12          131
                                                                                 XX      35         1000
B P PLC ADR               COMMON STOCK   055622104    581466      8358           XX                 7658
                                                                                 XX      35          700
CANADIAN NATIONAL         COMMON STOCK   136375102   1331960     27703           XX                13515
RAILWAY CO                                                                       XX      12         1388
                                                                                 XX      32         5500
                                                                                 XX      35         3600
                                                                                 XX   12,32         3700
CHEVRON CORP              COMMON STOCK   166764100    686277      6923           XX                 3355
                                                                                 XX      12         1112
                                                                                 XX      32          180
                                                                                 XX      35         2276

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CISCO SYS INC              COMMON STOCK  17275R102    613506     26376           XX                 7247
                                                                                 XX      12         2609
                                                                                 XX      32         8420
                                                                                 XX   12,32         8100
COCA COLA CO               COMMON STOCK  191216100    384652      7400           XX                 1900
                                                                                 XX      32         5500
CONOCOPHILLIPS             COMMON STOCK  20825C104    713494      7559           XX                 2759
                                                                                 XX      32         4800
DOMINION RESOURCES         V A NEW       25746U109    261481      5506           XX                 3096
INC                                                                              XX      35         2410
E I DU PONT DE             COMMON STOCK  263534109    368211      8585           XX                 7585
NEMOURS & CO                                                                     XX      35         1000
E M C CORP                 COMMON STOCK  268648102    611839     41650           XX                15000
                                                                                 XX      12         3550
                                                                                 XX      32        13500
                                                                                 XX      35         3000
                                                                                 XX   12,32         6600
EMERSON ELECTRIC CO        COMMON STOCK  291011104   1661520     33600           XX                13750
                                                                                 XX      12         1850
                                                                                 XX      32        12000
                                                                                 XX      35         2600
                                                                                 XX   12,32         3400
ENCANA CORP                COMMON STOCK  292505104   2624149     28859           XX                15909
                                                                                 XX      12         2200
                                                                                 XX      32         2400
                                                                                 XX      35         3700
                                                                                 XX   12,32         4650
EXXON MOBIL CORP           COMMON STOCK  30231G102   5021207     56975           XX                27625
                                                                                 XX      12         3400
                                                                                 XX      32        20900
                                                                                 XX      35         3700
                                                                                 XX   12,32         1350

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
GENERAL ELECTRIC CO       COMMON STOCK   369604103   2225733     83392           XX                45394
                                                                                 XX      12         5528
                                                                                 XX      32        21770
                                                                                 XX      35         4500
                                                                                 XX   12,32         6200
GENERAL MILLS INC         COMMON STOCK   370334104    269819      3864           XX                 3864
GILEAD SCIENCES           COMMON STOCK   375558103    338880      6400           XX   12,32         6400
GROUPE DANONE             SPONSORED      399449107    324647     23100           XX                11700
                          ADR                                                    XX      12         2800
                                                                                 XX      35         4000
                                                                                 XX   12,32         4600
HSBC HOLDINGS PLC         SPONSORED      404280406    635076      8280           XX                 1850
                          ADR                                                    XX      32         6430
HELMERICH & PAYNE INC     COMMON STOCK   423452101    504140      7000           XX                 3400
                                                                                 XX   12,32         3600
HERSHEY FOODS             COMMON STOCK   427866108    573650     17500           XX                 3000
CORPORATION                                                                      XX      32        14500
HEWLETT PACKARD CO        COMMON STOCK   428236103    223261      5050           XX                 5050
INTEL CORPORATION         COMMON STOCK   458140100   1523147     70910           XX                37910
                                                                                 XX      12         6000
                                                                                 XX      32        13700
                                                                                 XX      35         4400
                                                                                 XX   12,32         8900
INTL BUSINESS MACHINES    COMMON STOCK   459200101    360924      3045           XX                 1995
                                                                                 XX   12,32         1050
INVITROGEN CORP           COMMON STOCK   46185R100    412230     10500           XX                 7500
                                                                                 XX      12         1900
                                                                                 XX   12,32         1100
ISHARES TRUST MSCI EAFA   INDEX FUND ETF 464287465    634854      9245           XX                 9245

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
JOHNSON & JOHNSON         COMMON STOCK   478160104   2575401     40028           XX                17440
                                                                                 XX      12         1600
                                                                                 XX      32        16880
                                                                                 XX      35         1900
                                                                                 XX   12,32         2208
ELI LILLY & CO.           COMMON STOCK   532457108    940002     20364           XX                 7131
                                                                                 XX      12          797
                                                                                 XX      32        10536
                                                                                 XX   12,32         1900
LINCOLN NATL CORP IND     COMMON STOCK   534187109    642955     14187           XX                11102
                                                                                 XX      12         1750
                                                                                 XX      35         1335
MERCK & CO INC            COMMON STOCK   589331107   1085962     28813           XX                17013
                                                                                 XX      32         9500
                                                                                 XX      35         1000
                                                                                 XX   12,32         1300
MICROSOFT CORP            COMMON STOCK   594918104    748162     27196           XX                12996
                                                                                 XX      32        10000
                                                                                 XX   12,32         4200
NATIONAL AUSTRALIA BANK
LTD                       SPONSORED ADR  632525408    216164      8500           XX      32         8500
NOKIA CORP ADR A          COMMON STOCK   654902204    574525     23450           XX                 9650
                                                                                 XX      12         1900
                                                                                 XX      32         6500
                                                                                 XX      35         2300
                                                                                 XX   12,32         3100
NOVARTIS AG ADR           COMMON STOCK   66987V109    940358     17085           XX                 5435
                                                                                 XX      12         1500
                                                                                 XX      32         5650
                                                                                 XX      35         2000
                                                                                 XX   12,32         2500

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ORACLE CORP               COMMON STOCK   68389X105    436800     20800           XX                  5500
                                                                                 XX      12          3000
                                                                                 XX      32          9200
                                                                                 XX      35          2500
                                                                                 XX   12,32           600
PEPSICO INC               COMMON STOCK   713448108    752334     11831           XX                  9400
                                                                                 XX      12          1031
                                                                                 XX      35          1000
                                                                                 XX   12,32           400
PFIZER INC                COMMON STOCK   717081103    471691     27000           XX                 22720
                                                                                 XX      35          1480
                                                                                 XX   12,32          2800
PORTLAND GENERAL          COMMON STOCK   736508847    468416     20800           XX                  5600
ELECTRIC CO                                                                      XX      12          1000
                                                                                 XX      32         14000
                                                                                 XX   12,32           200
PRICE T ROWE GROUP        COMMON STOCK   74144T108  16037480    284000           XX                284000
PROCTER & GAMBLE CO       COMMON STOCK   742718109    912393     15004           XX                 11204
                                                                                 XX      12          1800
                                                                                 XX      35          2000
ROCHE HLDG LTD            SPONSORED ADR  771195104    379344      4200           XX      32          4200
ROYAL DUTCH SHELL PLC     SPONSORED ADR  780259206    436005      5336           XX      32          5336
SCHLUMBERGER LTD          COMMON STOCK   806857108   1643679     15300           XX                  1650
                                                                                 XX      12           350
                                                                                 XX      32         11300
                                                                                 XX   12,32          2000
SNAP ON INC               COMMON STOCK   833034101    244447      4700           XX                  3100
                                                                                 XX   12,32          1600

AS OF JUNE 30, 2008                          FORM 13F                 SEC FILE # LAWRENCE T. PERERA \ 28-06167
ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
------------------------  -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                         VOTING AUTHORITY
                                                               SHARES OR INVESTMENT  -------------------------
                                           CUSIP   FAIR MARKET PRINCIPAL DISCRETION           (A)   (B)   (C)
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
STATE STREET CORP          COMMON STOCK  857477103    1230976    19237           XX                 9837
                                                                                 XX      12          900
                                                                                 XX      32         6700
                                                                                 XX      35         1200
                                                                                 XX   12,32          600
3 M COMPANY                COMMON STOCK  88579Y101    1419149    20393           XX                12931
                                                                                 XX      12         1262
                                                                                 XX      32         2700
                                                                                 XX      35         1500
                                                                                 XX   12,32         2000
UNION PACIFIC CORP         COMMON STOCK  907818108     226500     3000           XX                 1700
                                                                                 XX      35         1300
UNITED TECHNOLOGIES        COMMON STOCK  913017109     314917     5104           XX                 5104
VANGUARD EMERGING          ETF           922042858     254738     5470           XX                 5470
MARKETS STOCK
WYETH                      COMMON STOCK  983024100     404543     8435           XX                 6335
                                                                                 XX      12          600
                                                                                 XX      35         1500
AGGREGATE TOTAL                                    58,629,955